Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 51,340	¥ 16,790
Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	505	686
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,104	1,349
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,554	10,354
Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,084	5,875
Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,861	2,444
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	43,786	¥ 6,436
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	24,781		¥ 27,589
30-59 Days Past Due | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	22,955		26,375
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	311		2,146
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,093		2,347
30-59 Days Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	15,831		15,703
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	4,720		6,179
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,826		1,214
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	10,815		15,179
60-89 Days Past Due | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	10,179		14,998
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	269		2,013
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	604		894
60-89 Days Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,870		10,078
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,436		2,013
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	636		181
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	150,703		118,202
90 Days or More Past Due | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	90,168		89,480
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	38,868		38,364
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	11,226		9,187
90 Days or More Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	25,922		26,690
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,152		15,239
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	60,535		28,722
Total past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	186,299		160,970
Total past due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	123,302		130,853
Total past due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
Total past due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	39,448		42,523
Total past due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	13,923		12,428
Total past due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	49,623		52,471
Total past due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	20,308		23,431
Total past due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
Total past due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	62,997		30,117
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	90,289,448		87,516,199
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	59,399,056		55,899,658
Current | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,992,075		2,570,359
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	42,402,123		39,120,558
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,177,387		3,238,005
Current | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	8,101,263		8,278,484
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,918,353		1,901,593
Current | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	807,855		790,659
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	30,890,392		31,616,541
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	90,475,747		87,677,169
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	59,522,358		56,030,511
Total | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,992,075		2,570,359
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	42,441,571		39,163,081
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,191,310		3,250,433
Total | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	8,150,886		8,330,955
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,938,661		1,925,024
Total | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	807,855		790,659
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 30,953,389		¥ 31,646,658